WARRANTS AND COMPENSATION OPTIONS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
WARRANTS AND COMPENSATION OPTIONS

12. WARRANTS AND COMPENSATION OPTIONS

The following table reflects the continuity of warrants and compensation options:

	Historical	Number of
	Average Exercise Price	Warrants/ Compensation options	Historical Fair value

Balance, January 1, 2022	$7.10	3,021,353	$5,328,455
Fair value of warrant issued on private placement	1.17	563,318	656,734
Historical fair value assigned to warrants exercised	3.90	(72,500)	(79,547)
Balance, December 31, 2022	6.15	3,512,171	5,905,642
Historical fair value assigned to warrants exercised	3.27	(2,364,066)	(4,418,783)
Historical fair value of warrants expired	4.50	(584,787)	(816,744)
Balance, September 30, 2023	$3.64	563,318	$670,115